INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of maximum applicable income tax rates of other countries where the Company's subsidiaries having significant operations

	Year ended December 31,
	2024	2023	2022
UK*	25%	25%	19%
Netherlands	25.8%	25.8%	25.8%
*	UK corporate income tax rate changed from 19% to 25% since April 2023.

Schedule of component of income tax expense

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
The PRC, excluding Hong Kong	(542,306)	(514,816)	(652,302)
UK	(197,662)	(166,174)	821
Netherlands	(69,870)	(46,774)	(47,710)
Cayman Islands	(304,016)	(4,383)	(25,598)
Hong Kong	4,508	(1,859)	78
Others	4,070	(15,136)	440
Total	(1,105,276)	(749,142)	(724,271)

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Current income tax expense
− The PRC, excluding Hong Kong	566	727	73
− UK	(351)	—	(187)
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	721	—	6
− Others	1,076	386	400
Total current tax provision	2,012	1,113	292
Deferred income tax expense
− The PRC, excluding Hong Kong	—	—	—
− UK	—	—	—
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	—	—	—
− Others	—	—	—
Total deferred tax expense	—	—	—
Total income tax expense	2,012	1,113	292

Schedule of reconciliation of actual income tax expense reported from the amount computed by applying the PRC income tax rate

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Computed expected income tax benefit at the PRC statutory tax rate of 25%	(276,319)	(187,286)	(181,068)
Effect on tax rates in different tax jurisdiction	75,134	824	5,997
Preferential tax rate impact	(399)	(423)	—
Tax effect of non-deductible expenses	4,457	3,137	480
Tax effect of R&D expenses additional deduction	(13,025)	(17,732)	(3,068)
Change in valuation allowance	212,302	202,586	177,715
Others	(138)	7	236
Actual income tax expense	2,012	1,113	292

Schedule of deferred tax assets and liabilities

	As of December 31,
	2024	2023
	US$	US$
Deferred tax assets:
Net operating losses carryforwards	344,269	186,642
Accrued expenses	37,460	22,664
Deferral of tax deduction of R&D expenses	319,768	308,850
Operating lease liabilities	24,437	31,633
Exchangeable notes	1,433	5,061
Convertible notes	3,399	3,620
Deferral of tax deduction of advertising expenses	48	10,054
Property, equipment and software	3,479	2,908
Equity investments	985	843
Deferred revenue	18,499	19,102
Total gross deferred tax assets	753,777	591,377
Valuation allowance on deferred tax assets	(585,820)	(390,737)
Deferred tax assets, net of valuation allowance	167,957	200,640
Deferred tax liabilities:
Property, equipment and software	(1,530)	(3,430)
Derivative assets	(173)	(17)
Government grants	(132,061)	(155,717)
Operating lease right-of-use assets	(34,193)	(41,476)
Total deferred tax liabilities	(167,957)	(200,640)
Net deferred tax liabilities	—	—

As of December 31,
	2024	2023
	US$	US$
Deferred tax assets	—	—
Deferred tax liabilities	—	—
Net deferred tax liabilities	—	—

Summary of valuation allowance

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Balance at the beginning of the year	390,737	202,715	32,914
Addition	209,569	189,952	177,715
Effect of foreign currency translation	(14,486)	(1,930)	(7,914)
Balance at the end of the year	585,820	390,737	202,715

Schedule of operating loss carryforwards

Year ending December 31,	Amount
US$
2026	42,883
2027	149,067
2028	297,747
2029	350,367
Total	840,064